JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 96.0% (a)
Alabama — 1.4%
Black Belt Energy Gas District Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	292,992
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	31,579
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	118,504
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (b)	100,000	102,874
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	27,623
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	121,976
University of South Alabama, University Facility Rev., AGM, 5.00%, 4/1/2030	250,000	331,970

Total Alabama		1,027,518

Alaska — 0.7%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	231,630
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	23,204
Series 3, Rev., 5.00%, 12/1/2028	225,000	275,717

Total Alaska		530,551

Arizona — 4.7%
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (c)	125,000	133,815
Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	128,806

Investments	Principal Amount($)	Value($)
Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	250,000	303,838
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	237,290
Arizona Industrial Development Authority, Phoenix Children’s Hospital
Series 2020A, Rev., 5.00%, 2/1/2024	55,000	62,805
Series 2020A, Rev., 5.00%, 2/1/2025	70,000	82,984
Series 2020A, Rev., 5.00%, 2/1/2031	150,000	197,229
Series 2020A, Rev., 5.00%, 2/1/2032	200,000	260,942
City of Mesa GO, 5.00%, 7/1/2030 (d)	285,000	393,374
City of Mesa, Excise Tax
Rev., 5.00%, 7/1/2030 (d)	95,000	128,944
Rev., 5.00%, 7/1/2031 (d)	75,000	101,018
Rev., 5.00%, 7/1/2032 (d)	185,000	248,005
City of Mesa, Utility System
Rev., 5.00%, 7/1/2028 (d)	300,000	394,491
Rev., 5.00%, 7/1/2032 (d)	125,000	169,856
City of Phoenix Civic Improvement Corp., Junior Lien, Airport Special Obligation Series 2017D, Rev., 5.00%, 7/1/2026	160,000	196,829
Maricopa County School District No. 3 Tempe Elementary, School Improvement Series A, GO, 5.00%, 7/1/2027	30,000	38,499
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 4.00%, 7/1/2026	160,000	189,438
GO, 4.00%, 7/1/2027	40,000	48,178
GO, 4.00%, 7/1/2028	50,000	61,074
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	123,791

Total Arizona		3,501,206

Arkansas — 0.2%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	87,542
University of Arkansas Student Fee, UAMS Campus Rev., 5.00%, 11/1/2021	40,000	41,748

Total Arkansas		129,290

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
California — 9.1%
Baldwin Park Financing Authority, Rail Crossings Safety Improvements Project Rev., 5.00%, 6/1/2024	100,000	116,920
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	54,398
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	403,506
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	105,109
Rev., 5.00%, 8/1/2040	100,000	122,497
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	166,419
California State Public Works Board, California State University, Various Capital Projects Series 2020D, Rev., 5.00%, 11/1/2028	355,000	473,052
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	199,804
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	71,104
Chula Vista Municipal Financing Authority, Green Bonds Series 2017B, Rev., 4.00%, 12/1/2028	45,000	57,106
City of Livermore Series 2020B, COP, 4.00%, 10/1/2030	200,000	255,706
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	133,189
Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	116,290
City of Los Angeles, Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	12,428

Investments	Principal Amount($)	Value($)
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	85,542
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	102,490
Conejo Valley Unified School District, Election 2014 Series C, GO, 4.00%, 8/1/2027	200,000	244,758
County of Santa Clara Series 2017C, GO, 5.00%, 8/1/2033	40,000	51,038
El Monte City School District, Election of 2004 Series A, GO, 5.00%, 8/1/2025	55,000	66,641
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	310,825
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,507
Lodi Public Financing Authority Rev., AGM, 5.00%, 9/1/2027	350,000	457,016
Los Angeles Community College District Series 2015C, GO, 5.00%, 8/1/2021	30,000	30,957
Los Angeles County Metropolitan Transportation Authority Series 2020A, Rev., 5.00%, 6/1/2032	1,000,000	1,368,280
Metropolitan Water District of Southern California, Waterworks Series 2019A, Rev., 5.00%, 7/1/2034	25,000	33,021
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023	20,000	22,244
Northern California Power Agency Series 2019A, Rev., 5.00%, 7/1/2022	20,000	21,514
Salinas Facilities Financing Authority Series 2020A-1, Rev., AGM, 4.00%, 11/1/2027	100,000	121,998
San Diego Community College District GO, 5.00%, 8/1/2022 (e)	50,000	53,976

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	169,263
San Francisco City and County, Airport Commission
Series 2016A, Rev., 5.00%, 5/1/2023	105,000	116,617
Series 2016A, Rev., 5.00%, 5/1/2026	95,000	117,531
San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	108,460
San Jose Evergreen Community College District, Election of 2010 Series C, GO, 5.00%, 9/1/2024(e)	105,000	123,461
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects
COP, 4.00%, 8/1/2023	55,000	60,124
COP, 4.00%, 8/1/2032	125,000	153,109
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	114,585
Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	31,550
Sierra View Local Health Care District
Rev., 4.00%, 7/1/2021	150,000	152,827
Rev., 4.00%, 7/1/2023	165,000	177,603
Yosemite Community College District GO, 5.00%, 8/1/2022(e)	100,000	108,039

Total California		6,707,504

Colorado — 2.3%
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2021	100,000	103,673
Rev., 5.00%, 10/1/2022	225,000	242,865
Rev., 5.00%, 10/1/2023	175,000	195,892
Crystal Valley Metropolitan District No. 2, Limited Tax
Series 2020A, GO, AGM, 5.00%, 12/1/2020	100,000	100,000
Series 2020A, GO, AGM, 5.00%, 12/1/2022	50,000	54,298
Series 2020A, GO, AGM, 5.00%, 12/1/2023	135,000	152,298
Series 2020A, GO, AGM, 5.00%, 12/1/2024	175,000	204,307
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	271,340

Investments	Principal Amount($)	Value($)
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	12,199
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	312,750
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	49,853

Total Colorado		1,699,475

Connecticut — 1.1%
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue Rev., 5.00%, 7/1/2022	250,000	267,687
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series A-2, Rev., 5.00%, 7/1/2022(b)	100,000	107,604
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	165,422
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2023	200,000	222,436
Series B, Rev., 5.00%, 8/1/2023	75,000	84,268

Total Connecticut		847,417

Delaware — 0.1%
Delaware Transportation Authority Rev., 5.00%, 7/1/2022	40,000	43,075

District of Columbia — 2.6%
District of Columbia, District of Columbia International School Issue Rev., 5.00%, 7/1/2028	115,000	138,416
District of Columbia, Income Tax Secured
Series C, Rev., 5.00%, 12/1/2021	25,000	26,205
Series F, Rev., 5.00%, 12/1/2021	50,000	52,411
Series 2020C, Rev., 5.00%, 5/1/2033	1,000,000	1,357,020
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	125,000	147,332

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
District of Columbia, Kipp DC Issue Rev., 4.00%, 7/1/2039	100,000	111,049
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	79,934

Total District of Columbia		1,912,367

Florida — 3.0%
City of Cape Coral, Water and Sewer Rev., 5.00%, 10/1/2022	25,000	27,124
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	31,375
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	81,618
Series B, Rev., 5.00%, 10/1/2024	60,000	70,784
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2022	50,000	53,398
Series 2020B, Rev., 5.00%, 7/1/2023	50,000	55,306
Series 2020B, Rev., 5.00%, 7/1/2024	50,000	57,306
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	65,007
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	47,290
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	35,392
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	11,006
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029(c)	100,000	104,701
Rev., 5.00%, 4/1/2039(c)	100,000	100,807
County of Seminole Rev., 4.00%, 10/1/2024	90,000	102,306
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2024	30,000	35,392
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	310,305

Investments	Principal Amount($)	Value($)
Florida State Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	34,984
Series B, GO, 5.00%, 6/1/2026	20,000	25,087
Series B, GO, 5.00%, 6/1/2031	75,000	95,722
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	51,996
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	30,137
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	279,629
Palm Beach County School District Series 2015B, COP, 5.00%, 8/1/2021	10,000	10,315
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	139,093
Reedy Creek Improvement District Series 2016-A, GO, 5.00%, 6/1/2026	50,000	62,285
State of Florida, State Board of Education, Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	44,901
Series A, Rev., 5.00%, 7/1/2026	75,000	94,129
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	67,428
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	51,196
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	12,276

Total Florida		2,188,295

Georgia — 2.2%
Albany-Dougherty Inner City Authority Rev., 5.00%, 7/1/2023	410,000	453,288
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2024	200,000	225,434

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020B, Rev., 5.00%, 4/1/2022 (d)	150,000	157,920
Series 2020A, Rev., 5.00%, 4/1/2050	200,000	251,376
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	31,872
Forsyth County Water and Sewerage Authority Rev., 5.00%, 4/1/2032	145,000	193,524
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	289,889
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	20,000	20,955
State of Georgia Series 2011J-1, GO, 4.50%, 7/1/2022	25,000	25,628

Total Georgia		1,649,886

Hawaii — 0.3%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	56,850
State of Hawaii
Series EE, GO, 5.00%, 11/1/2022 (e)	15,000	16,372
Series EP, GO, 5.00%, 8/1/2023	40,000	45,000
Series FK, GO, 5.00%, 5/1/2033	30,000	37,534
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	31,142

Total Hawaii		186,898

Illinois — 3.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	55,198
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	47,857
City of Decatur GO, 5.00%, 3/1/2027	130,000	158,384

Investments	Principal Amount($)	Value($)
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	31,448
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	43,979
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	28,472
Series A, Rev., 5.00%, 1/1/2036	250,000	321,892
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	39,895
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	31,245
Lake and McHenry Counties Community Unit School District No. 118 Wauconda GO, 5.00%, 1/1/2022	50,000	52,500
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	216,668
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	87,981
Northern Illinois University Series 2020B, Rev., 5.00%, 4/1/2034	200,000	253,316
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	834,469
State of Illinois
GO, 5.00%, 4/1/2024	30,000	32,276
Series A, GO, 5.00%, 10/1/2024	30,000	32,427
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	154,796
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,723

Total Illinois		2,433,526

Indiana — 1.1%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	25,130

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	40,544
Decatur County Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	314,512
Hamilton Southeastern Consolidated School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2026	25,000	31,239
Indiana Finance Authority, Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	10,885
Indiana Finance Authority, Highway Series C, Rev., 5.00%, 12/1/2025	35,000	43,153
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	91,357
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,825
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2029	50,000	66,466
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	41,895
Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 7/15/2028	75,000	97,529
The Trustees of Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	26,805
Series Y, Rev., 5.00%, 8/1/2028	25,000	32,173

Total Indiana		832,513

Iowa — 0.2%
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2022	70,000	75,053
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	40,815
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	38,946

Total Iowa		154,814

Investments	Principal Amount($)	Value($)
Kansas — 0.1%
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	59,744

Kentucky — 1.9%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	201,915
Kentucky Public Energy Authority, Gas Supply
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	605,000	688,502
Series 2019C, Rev., 4.00%, 2/1/2028 (b)	300,000	355,800
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	72,642
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	29,045
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	50,657

Total Kentucky		1,398,561

Louisiana — 1.5%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	253,578
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	327,427
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2029	220,000	286,665
Series 2020A, Rev., 5.00%, 4/1/2030	135,000	178,567
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	35,955
State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022 (e)	55,000	58,693

Total Louisiana		1,140,885

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Maine — 1.4%
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village
Series 2020A, Rev., 4.00%, 7/1/2021	150,000	152,987
Series 2020A, Rev., 4.00%, 7/1/2022	225,000	237,125
Series 2020A, Rev., 5.00%, 7/1/2023	125,000	138,945
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2027	300,000	377,049
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	88,802
Maine Municipal Bond Bank, Maine Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2026	45,000	56,208

Total Maine		1,051,116

Maryland — 0.8%
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2023	100,000	107,993
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	85,895
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	203,350
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	94,795
State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	54,850
Washington Suburban Sanitary District, Consolidated Public Improvement Rev., GTD, 5.00%, 6/15/2030	40,000	51,156

Total Maryland		598,039

Massachusetts — 2.2%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	12,070
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	31,644

Investments	Principal Amount($)	Value($)
Massachusetts Bay Transportation Authority, Mass Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	21,511
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-1, Rev., 5.00%, 1/31/2030(b)	500,000	653,675
Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037(c)	245,000	288,519
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	233,320
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	285,088
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	57,657
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	35,680

Total Massachusetts		1,619,164

Michigan — 0.9%
Berrien Springs Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2030	250,000	334,340
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2030	30,000	40,803
Marquette Board of Light and Power, Electric Utility System Series 2016A, Rev., 5.00%, 7/1/2026	185,000	228,496
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	30,573

Total Michigan		634,212

Minnesota — 0.7%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	31,688
Bloomington Independent School District No. 271 Series 2019A, GO, 5.00%, 2/1/2028	25,000	31,736

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Apple Valley, Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	250,000	253,205
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	23,038
State of Minnesota, Appropriation Series 2012B, Rev., 5.00%, 3/1/2024	130,000	137,545
University of Minnesota
Series 2017B, Rev., 5.00%, 12/1/2020	10,000	10,000
Series B, Rev., 5.00%, 12/1/2025	15,000	18,528

Total Minnesota		505,740

Mississippi — 0.4%
Mississippi Development Bank, Special Obligation, Hinds County School District Project Rev., 4.00%, 3/1/2031	25,000	29,477
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	42,264
State of Mississippi
Series B, GO, 5.00%, 12/1/2025	20,000	24,670
Series 2015F, GO, 5.00%, 11/1/2028	35,000	42,508
Series A, GO, 5.00%, 11/1/2031	60,000	74,690
University of Mississippi Educational Building Corp. Series 2016A, Rev., 5.00%, 10/1/2030	40,000	48,646

Total Mississippi		262,255

Missouri — 1.8%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	46,956
City of Kansas, Sanitary Sewer System
Series 2018A, Rev., 5.00%, 1/1/2022	25,000	26,306
Series B, Rev., 5.00%, 1/1/2033	25,000	31,534
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	239,520

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	194,072
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	361,620
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	235,912
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2012A, Rev., 5.00%, 5/1/2022 (e)	125,000	133,485
Series 2017A, Rev., 5.00%, 5/1/2027	45,000	57,853
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	29,507

Total Missouri		1,356,765

Montana — 0.1%
County of Missoula GO, 4.00%, 7/1/2025	50,000	58,430

Nebraska — 1.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	418,489
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	107,048
Rev., 5.00%, 9/1/2028	50,000	63,541
City of Omaha, Sewer Rev., 5.00%, 4/1/2027	50,000	62,017
Douglas County School District, Elkhorn Public Schools GO, 5.00%, 12/15/2026	30,000	38,243
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	283,695
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	23,460
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	49,536
Series A, Rev., 5.00%, 2/1/2027	30,000	37,038

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	43,227

Total Nebraska		1,126,294

Nevada — 0.8%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	90,000	89,939
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	118,291
Series A, GO, 4.00%, 6/15/2035	90,000	104,362
Clark County, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	31,879
County of Clark, NV Passenger Facility Charge, Las Vegas-Mccarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	197,338
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	63,187

Total Nevada		604,996

New Jersey — 2.7%
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	11,210
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,776
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2022 (e)	115,000	121,887
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	276,268
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	12,086
State of New Jersey, Covid-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,256,710
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	336,738

Total New Jersey		2,025,675

Investments	Principal Amount($)	Value($)
New Mexico — 1.1%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	84,190
City of Albuquerque, Gross Receipts Series 2015A, Rev., 5.00%, 7/1/2026	240,000	290,405
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2016C, Rev., 5.00%, 6/1/2022	30,000	32,142
Series 2016E, Rev., 5.00%, 6/1/2024	25,000	29,135
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	127,808
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,997
State of New Mexico, Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2021	80,000	81,768
University of New Mexico, Subordinate Lien System Improvement Rev., 5.00%, 6/1/2028	140,000	176,817

Total New Mexico		852,262

New York — 9.7%
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	44,909
Series I, GO, 5.00%, 8/1/2023	25,000	28,068
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	39,206
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,598
County of Onondaga GO, 5.00%, 3/15/2026	20,000	23,217
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	38,098
Longwood Central School District Suffolk County GO, 5.00%, 6/15/2025	175,000	213,437
Metropolitan Transportation Authority
Series 2018B, Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	250,000	252,802
Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	350,000	356,451

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.00%, 11/15/2023	315,000	352,139
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project
Rev., 5.00%, 7/1/2021	185,000	189,721
Rev., 5.00%, 7/1/2022	195,000	208,092
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2030	80,000	94,473
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	60,462
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series C, Rev., 5.00%, 11/1/2022	25,000	27,256
Series 2015A-1, Rev., 5.00%, 8/1/2029	50,000	57,884
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	187,684
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	31,422
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	110,000	141,275
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013H, Rev., 5.00%, 11/1/2023	50,000	55,584
Series 2013G, Rev., 5.00%, 11/1/2026	30,000	33,265
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	30,000	34,216

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	150,999
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017
Series C, Rev., 4.00%, 11/1/2024	45,000	51,360
Subseries A-1, Rev., 5.00%, 5/1/2029	65,000	79,638
Series B, Subseries B-1, Rev., 5.00%, 8/1/2030	195,000	239,573
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,815
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2033	135,000	197,235
New York State Dormitory Authority, Maimonides Medical Center, FHA-Insured Mortgage Hospital Rev., FHA, 5.00%, 8/1/2024	275,000	320,980
New York State Dormitory Authority, Montefiore Obligated Group
Series 2020A, Rev., AGM, 3.00%, 9/1/2050	150,000	153,540
Series 2020A, Rev., 4.00%, 9/1/2050	100,000	109,377
New York State Dormitory Authority, Personal Income Tax Series 2015A, Rev., 4.00%, 3/15/2023	25,000	27,084
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2015E, Rev., 5.00%, 3/15/2022	25,000	26,527
Series 2018A, Rev., 5.00%, 3/15/2031	25,000	32,114
New York State Dormitory Authority, State University Dormitory Facilities Series 2018A, Rev., 5.00%, 7/1/2024	300,000	345,099

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	134,754
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026	45,000	55,581
Series 2017A, Rev., 5.00%, 3/15/2026	125,000	154,391
Series 2020C, Rev., 5.00%, 3/15/2026	45,000	55,581
Series 2016A, Rev., 5.00%, 3/15/2027	30,000	36,729
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	27,574
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	91,780
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	189,055
Series 2020C, Rev., 5.00%, 3/15/2029	1,275,000	1,684,020
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	200,000	206,638
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	203,106
Port Authority of New York and New Jersey, Consolidated Series 205, Rev., 5.00%, 11/15/2028	30,000	38,175
Smithtown Central School District GO, 5.00%, 8/1/2022	70,000	75,627

Total New York		7,198,611

North Carolina — 3.1%
County of Davidson GO, 5.00%, 6/1/2027	35,000	44,817
County of Onslow, Limited Obligation Rev., 5.00%, 12/1/2027	25,000	29,997
County of Wayne Rev., 5.00%, 6/1/2024	25,000	29,040
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	452,572

Investments	Principal Amount($)	Value($)
State of North Carolina Series C, Rev., 5.00%, 5/1/2024	25,000	29,009
State of North Carolina, Build NC Programs, Limited Obligation, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2031	1,250,000	1,715,025

Total North Carolina		2,300,460

North Dakota — 0.0% (f)
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	26,000

Ohio — 5.1%
American Municipal Power, Inc., Greenup Hydro-Electric Project Series 2016A, Rev., 5.00%, 2/15/2030	25,000	30,178
Bowling Green State University Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,616
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	500,000	564,860
City of Middleburg Heights, General Health Center Project
Series 2020A, Rev., 4.00%, 8/1/2021	125,000	127,769
Series 2020A, Rev., 4.00%, 8/1/2022	150,000	158,250
City of Reynoldsburg GO, 5.00%, 12/1/2026	15,000	18,998
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Rev., 5.00%, 12/1/2032	750,000	1,032,045
County of Warren, Otterbein Homes Series A, Rev., 4.00%, 7/1/2033	205,000	232,458
Ohio Higher Educational Facility Commission, Denison University Project Series A, Rev., 5.00%, 11/1/2025	75,000	91,166
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	140,110

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	59,079
Rev., 5.00%, 3/1/2034	160,000	167,471
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2023	195,000	215,182
Rev., 5.00%, 5/1/2024	245,000	280,415
Ohio Turnpike and Infrastructure Commission, Junior Lien Series A, Rev., 5.00%, 2/15/2027	135,000	169,154
Ohio Water Development Authority Water Pollution Control Series A, Rev., 5.00%, 12/1/2026	45,000	57,239
Ohio Water Development Authority, Drinking Water Assistance Rev., 5.25%, 12/1/2021	20,000	20,761
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	37,594
South-Western City School District, School Facilities Construction and Imprrovement GO, 5.00%, 6/1/2022 (e)	160,000	171,501
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	30,183
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	32,434
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2021	20,000	20,402
State of Ohio, Infrastructure Improvement Bonds Series A, GO, 5.00%, 9/1/2028	25,000	33,293
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	45,531

Total Ohio		3,764,689

Oklahoma — 0.6%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	177,702

Investments	Principal Amount($)	Value($)
Edmond Public Works Authority Rev., 4.00%, 7/1/2021	10,000	10,220
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	12,543
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	55,509
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement
Rev., 5.00%, 10/1/2021	50,000	51,952
Rev., 5.00%, 7/1/2024	100,000	116,422
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	38,854

Total Oklahoma		463,202

Oregon — 0.1%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	32,063
Tri-County Metropolitan Transportation District of Oregon Series A, Rev., 5.00%, 9/1/2030	45,000	57,695

Total Oregon		89,758

Pennsylvania — 6.0%
Aliquippa School District GO, 3.88%, 12/1/2037	200,000	227,080
Berks County Industrial Development Authority, Healthcare Facilities Series 2017A, Rev., 5.00%, 5/15/2037	250,000	272,997
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	44,990
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2024	35,000	40,201
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	280,822
County of Chester GO, 5.00%, 11/15/2027	30,000	39,271
County of Lehigh, Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	196,103
Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	83,537

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	306,517
Series 2020A, Rev., 4.00%, 4/1/2039	335,000	394,225
Greene Township Municipal Authority Rev., 5.00%, 12/1/2020 (e)	25,000	25,000
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	264,698
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	250,000	284,742
Rev., 4.00%, 4/1/2035	205,000	214,590
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	149,643
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	204,233
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	86,393
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	132,732
Series A-1, Rev., 5.00%, 12/1/2031	60,000	75,469
Series 2020B, Rev., 5.00%, 12/1/2033	280,000	373,262
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	35,743
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	30,615
Township of Palmer
Series 2020C, GO, 4.00%, 11/15/2031	300,000	356,622
Series 2020C, GO, 4.00%, 11/15/2032	275,000	325,053
Township of Upper St. Clair Series A, GO, 4.00%, 6/1/2025	20,000	23,206

Total Pennsylvania		4,467,744

Investments	Principal Amount($)	Value($)
Rhode Island — 0.1%
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	97,933

South Carolina — 0.6%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	315,060
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	134,841
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	12,534

Total South Carolina		462,435

South Dakota — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	28,508
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2027	35,000	42,968
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	42,680

Total South Dakota		114,156

Tennessee — 2.2%
City of Johnson Series 2016A, GO, 5.00%, 6/1/2023	15,000	16,768
City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	685,000	936,600
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	28,075
County of Maury GO, 5.00%, 4/1/2027	40,000	51,163
County of Robertson GO, 5.00%, 6/1/2025	25,000	30,108
County of Sullivan GO, 5.00%, 5/1/2026	30,000	37,351
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	59,379
County of Williamson GO, 5.00%, 4/1/2024	20,000	23,151
County of Wilson GO, 4.00%, 4/1/2021	20,000	20,254

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2022 (e)	20,000	21,501
Series 2015A, GO, 5.00%, 7/1/2025	10,000	12,146
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	11,633
Montgomery County, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,959
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	150,905
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	151,977
State of Tennessee Series A, GO, 5.00%, 9/1/2025	25,000	29,468
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	20,000	21,555

Total Tennessee		1,633,993

Texas — 7.4%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	86,264
Arlington Higher Education Finance Corp., Uplift Education Project
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2023	200,000	221,274
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2024	325,000	370,373
Brushy Creek Regional Utility Authority, Inc., Water Treatment And Distribution Project Rev., 5.00%, 8/1/2026	85,000	105,921
City of Austin, Airport System Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	313,457
City of Austin, Public Improvement Series 2012A, GO, 4.00%, 9/1/2026	25,000	26,589
City of Corpus Christi Series 2016A, GO, 4.00%, 3/1/2026	200,000	235,314
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	59,520

Investments	Principal Amount($)	Value($)
City of Hutto GO, 5.00%, 8/1/2026	80,000	99,842
City of League City GO, 5.00%, 2/15/2027	20,000	24,600
City of Pflugerville GO, 5.00%, 8/1/2026	25,000	31,311
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,882
City of San Antonio, General Improvement GO, 5.00%, 2/1/2022 (e)	75,000	79,192
City of San Marcos GO, 5.00%, 8/15/2031	170,000	214,300
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	131,975
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	249,328
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	217,450
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,720
County of Fort Bend, Unlimited Tax Series 2016B, GO, 5.00%, 3/1/2022	35,000	37,069
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	24,669
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	29,797
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	49,595
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	23,956
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/2022	100,000	108,761
Harris County, Texas Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	31,595
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	29,320
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	197,273
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	55,043
Series B, Rev., 5.00%, 11/1/2029	25,000	31,945

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	24,316
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	25,772
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	76,192
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	160,574
Pearland Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,616
Permanent University Fund - University of Texas System Series A, Rev., 5.00%, 7/1/2024	85,000	99,390
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	31,737
Regents of the University of Texas Series A, Rev., 5.00%, 2/15/2024	35,000	40,208
San Antonio Water System, Junior Lien Series A, Rev., 5.00%, 5/15/2025	25,000	30,182
Sheldon Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2027	100,000	122,768
Sherman Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	32,364
Socorro Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2028	50,000	64,260
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	59,049

Investments	Principal Amount($)	Value($)
Stephen F Austin State University Revenue Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	74,418
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	29,891
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	196,738
Texas Water Development Board, Water Implementation Fund Rev., 5.00%, 8/1/2027	150,000	194,500
Series 2017A, Rev., 5.00%, 4/15/2028	40,000	52,108
Series 2018A, Rev., 5.00%, 10/15/2028	235,000	308,978
Trinity River Authority LLC, Tarrant County Water Project Rev., 5.00%, 2/1/2026	60,000	73,922
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	182,409
University of Texas (The), Financing System
Series 2016D, Rev., 5.00%, 8/15/2024	50,000	58,852
Series 2020A, Rev., 5.00%, 8/15/2030	250,000	346,497

Total Texas		5,452,076

Utah — 2.8%
City of Park City Rev., 5.00%, 6/15/2022	30,000	32,198
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	61,168
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	78,588
Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	31,349
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	118,565
University of Utah (The)
Series B, Rev., 5.00%, 8/1/2023 (e)	25,000	28,129
Series 2020A, Rev., 5.00%, 8/1/2031	830,000	1,139,532
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	139,816

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Utah Transit Authority, Subordinate Sales Tax Series A, Rev., BHAC-CR, MBIA, 5.00%, 6/15/2035	295,000	417,693
Washington County Water Conservancy District Series 2017A, Rev., 5.00%, 10/1/2021	10,000	10,402

Total Utah		2,057,440

Vermont — 0.0% (f)
Vermont Municipal Bond Bank, Local Investment Bond Series 2019-2, Rev., 5.00%, 12/1/2025	25,000	30,894

Virginia — 1.5%
City of Richmond Series B, GO, 5.00%, 7/15/2027	175,000	226,774
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	32,958
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	112,649
Hampton Roads Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 7/1/2021	15,000	15,421
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030 (b)	200,000	263,440
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	86,206
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series 2014A, Rev., 5.00%, 9/1/2025	100,000	117,586
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2023	35,000	39,089
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	27,005

Investments	Principal Amount($)	Value($)
Virginia Public School Authority, School Financing 1997 Resolution Series 2018B, Rev., 5.00%, 8/1/2021	125,000	128,979
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	39,886

Total Virginia		1,089,993

Washington — 3.4%
Benton County School District No. 17 Kennewick GO, 5.00%, 12/1/2024	45,000	53,456
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	35,418
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2030	10,000	11,528
City of Richland Rev., 4.00%, 11/1/2022	10,000	10,732
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,912
City of Seattle, Municipal Light and Power Improvement Series 2011A, Rev., 5.00%, 2/1/2021 (e)	20,000	20,159
City of Seattle, Wastewater System Improvement Rev., 5.00%, 8/1/2024	35,000	41,076
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	105,624
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	65,201
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	59,610
Series B, GO, 5.00%, 12/1/2025	20,000	22,832
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	12,088
Energy Northwest Series 2017A, Rev., 5.00%, 7/1/2028	55,000	70,746
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	31,095
King County Public Hospital District No. 2, EvergreenHealth GO, 5.00%, 12/1/2031	105,000	123,173

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
King County School District No. 403 Renton GO, 5.00%, 12/1/2022	100,000	107,204
King County School District No. 405 Bellevue
GO, 5.00%, 12/1/2021	30,000	31,449
GO, 5.00%, 12/1/2026	20,000	25,440
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2024	35,000	41,638
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	56,806
Pasco School District No. 1, Franklin County, Unlimited Tax GO, 5.00%, 12/1/2030	175,000	224,558
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	74,925
Pierce County School District No. 3, Unlimited Tax, Washington State Credit Enhancement Program GO, 5.00%, 12/1/2031	305,000	386,075
Pierce County, White River School District No. 416, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	61,703
Snohomish County School District No. 15 Edmonds
GO, 5.00%, 12/1/2025	25,000	30,866
GO, 5.00%, 12/1/2027	25,000	30,656
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/1/2024	25,000	29,643
Spokane County, Mead School District No. 354, Unlimited Tax, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	23,714
State of Washington, Motor Vehicle Fuel Tax Series 2016C, GO, 5.00%, 7/1/2026	100,000	123,342
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	67,310
State of Washington, Various Purpose Series 2015G, GO, 5.00%, 7/1/2026	125,000	148,910
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	39,178

Investments	Principal Amount($)	Value($)
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 5.00%, 5/1/2022	200,000	211,872
Rev., 5.00%, 5/1/2023	125,000	136,079

Total Washington		2,538,018

Wisconsin — 3.0%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	94,001
Hamilton School District, School Building Improvement GO, 5.00%, 4/1/2025	60,000	72,306
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	333,462
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2022	175,000	183,085
Series 2020A, Rev., 5.00%, 1/1/2023	300,000	326,064
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	235,420
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	165,280
State of Wisconsin
Series B, GO, 4.00%, 5/1/2023	40,000	43,638
Series 1, GO, 5.00%, 11/1/2024	40,000	47,396
Series 2, GO, 5.00%, 11/1/2026	50,000	62,434
State of Wisconsin, Clean Water
Series 1, Rev., 5.00%, 6/1/2023 (e)	25,000	27,941
Rev., 5.00%, 6/1/2024 (e)	65,000	75,645
State of Wisconsin, Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	42,291
Series A, Rev., 5.00%, 6/1/2026	20,000	25,000
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,313

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	228,026
Series 2, Rev., 5.00%, 7/1/2032	50,000	63,051
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	162,382

Total Wisconsin		2,198,735

TOTAL MUNICIPAL BONDS (Cost $68,503,419)		71,124,610

	Shares
SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 5.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (g)(h) (Cost $4,133,617)	4,131,159	4,133,638

Total Investments — 101.6% (Cost $72,637,036)		75,258,248
Liabilities in Excess of Other Assets — (1.6)%		(1,152,303)

Net Assets — 100.0%		74,105,945

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$71,124,610	$—	$71,124,610
Short -Term Investments
Investment Companies	4,133,638	—	—	4,133,638

Total Investments in Securities	$4,133,638	$71,124,610	$—	$75,258,248

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a)(b)	$5,501,376	$45,924,113	$47,290,409	$(1,449)	$7	$4,133,638	4,131,159	$5,726	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.